Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
22.	SEGMENT REPORTING
The Company’s operations are organized into two segments, consisting of Baidu Core and iQIYI. Baidu Core mainly provides online marketing services and new AI initiatives. iQIYI is an online entertainment service provider, offers original, professionally produced and partner-generated content on its platform.
The Company derives the results of the segments directly
from
its internal management reporting system. The CODM reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.
The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2017.

	For the year ended December 31, 2017
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	67,681	17,378	(250)	84,809

Operating costs and expenses:
Cost of revenues	25,688	17,386	(12)	43,062
Selling, general and administrative	10,586	2,675	(133)	13,128
Research and development	11,692	1,270	(34)	12,928

Total operating costs and expenses	47,966	21,331	(179)	69,118

Operating profit (loss)	19,715	(3,953)	(71)	15,691

Total other income (loss), net	5,385	208	(1)	5,592

Income (loss) before income taxes	25,100	(3,745)	(72)	21,283
Income taxes	3,001	(8)	2	2,995

Net income (loss)	22,099	(3,737)	(74)	18,288

Less: net income (loss) attributable to noncontrolling interests	(9)	—	(4)	(13)

Net income (loss) attributable to Baidu, Inc.	22,108	(3,737)	(70)	18,301

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2018.

	For the year ended December 31, 2018
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	78,271	24,989	(983)	102,277

Operating costs and expenses:
Cost of revenues	25,370	27,133	(759)	51,744
Selling, general and administrative	15,310	4,168	(247)	19,231
Research and development	13,783	1,994	(5)	15,772

Total operating costs and expenses	54,463	33,295	(1,011)	86,747

Operating profit (loss)	23,808	(8,306)	28	15,530

Total other income (loss), net	13,169	(676)	(698)	11,795

Income (loss) before income taxes	36,977	(8,982)	(670)	27,325

Income taxes	4,664	79	—	4,743

Net income (loss)	32,313	(9,061)	(670)	22,582
Less: net income (loss) attributable to noncontrolling interests	(1,292)	49	(3,748)	(4,991)

Net income (loss) attributable to Baidu, Inc.	33,605	(9,110)	3,078	27,573

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2019.

	For the year ended December 31, 2019
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	79,711	11,450	28,994	4,165	(1,292)	(186)	107,413	15,429

Operating costs and expenses:
Cost of revenues	34,019	4,887	30,348	4,359	(1,517)	(218)	62,850	9,028
Selling, general and administrative	14,733	2,116	5,237	753	(60)	(9)	19,910	2,860
Research and development	15,698	2,255	2,667	383	(19)	(3)	18,346	2,635

Total operating costs and expenses	64,450	9,258	38,252	5,495	(1,596)	(230)	101,106	14,523

Operating profit (loss)	15,261	2,192	(9,258)	(1,330)	304	44	6,307	906

Total other income (loss), net	(5,680)	(816)	(967)	(139)	—	—	(6,647)	(955)

Income (loss) before income taxes	9,581	1,376	(10,225)	(1,469)	304	44	(340)	(49)

Income taxes	1,896	272	52	7	—	—	1,948	279

Net income (loss)	7,685	1,104	(10,277)	(1,476)	304	44	(2,288)	(328)
Less: net income (loss) attributable to noncontrolling interests	105	15	46	7	(4,496)	(646)	(4,345)	(624)

Net income (loss) attributable to Baidu, Inc.	7,580	1,089	(10,323)	(1,483)	4,800	690	2,057	296